Taxes Payable - Schedule of Tax Payables (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Tax Payables [Abstract]
Income tax payable	$ 633,818	$ 874,547
Withholding tax payable	231	519
VAT tax payable	535	546
Tax payables	$ 634,584	$ 875,612